Liquidity Risk (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Liquidity Risk [Abstract]
Schedule of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities

Contractual undiscounted cash flow requirements for financial liabilities as of June 30, 2024, are as follows:

	≤1 Year	>1 Year	Total
Accounts payable	$1,242,237	$—	$1,242,237
Promissory note	1,211,463	911,463	1,211,463
	$2,453,700	$911,463	$2,453,700

Contractual undiscounted cash flow requirements for financial liabilities as of December 31, 2023, are as follows:

	≤1 Year	>1 Year	Total
Accounts payable	$1,394,117	$—	$1,394,117
Promissory note	1,211,463	—	1,211,463
	$2,605,580	$—	$2,605,580
Contractual undiscounted cash flow requirements for financial liabilities as of December 31, 2023, are as follows:
	≤1 Year	>1 Year	Total
Accounts payable	$1,394,117	$—	$1,394,117
Promissory note	1,211,463	—	1,211,463
	$2,605,580	$—	$2,605,580
Contractual undiscounted cash flow requirements for financial liabilities as of December 31, 2022, are as follows:
	≤1 Year	>1 Year	Total
Accounts payable	$2,845,381	$—	$2,845,381
Promissory note	1,211,463	—	1,211,463
	$4,056,844	$—	$4,056,844